BMO Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 414-765-8241

Fax (direct): 414-287-7025

March 28, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc. - Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (Reg. Nos. 33-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of BMO Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 94 to its Registration Statement on Form N-1A.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

BMO Funds, Inc.

/s/ Michele L. Racadio

Michele L. Racadio Secretary

cc:	Working Group